SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement dated June 10, 2016
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2016, as amended on
March 9, 2016, April 15, 2016 and May 3, 2016

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the fees and expenses and portfolio management of the Fund.

Restatement of Fees and Expenses of the Fund

Under the section titled "Fund Summary," under the heading entitled "Fees and Expenses," under the sub-heading entitled "Annual Fund Operating Expenses," the table is hereby deleted and replaced with the following in order to reflect the Fund's current fees and expenses:

(expenses that you pay each year as a percentage of the value of your investment)^	Class A Shares
Management Fees		1.50%
Distribution (12b-1) Fees		None
Other Expenses
Dividends on Shorts	0.02%
Remainder of Other Expenses	0.61%
Total Other Expenses		0.63%
Acquired Funds Fees and Expenses (AFFE)†		0.67%
Total Annual Fund Operating Expenses		2.80%

^  Total Annual Fund Operating Expenses have been restated to reflect current fees and expenses.

†  AFFE is based on estimated amounts for the current fiscal year. The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

In addition, under the same heading, under the sub-heading entitled "Example," the table is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Multi-Strategy Alternative Fund—Class A Shares	$283	$868	$1,479	$3,128

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Information About Fee Waivers," the text referring to the Multi-Strategy Alternative Fund in each of the section's two charts is hereby deleted and replaced with the following:

Fund Name—Class A Shares	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense and after commission recapture, if applicable)*
Multi-Strategy Alternative Fund	2.80%	1.66%	0.99%	0.99%

There are no further changes to the fees and expenses of the Fund.

Change in the Portfolio Management of the Fund

Under the section titled "Fund Summary," under the heading entitled "Management," in the chart under the sub-heading entitled "Sub-Adviser and Portfolio Managers," the following text is added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Acadian Asset Management LLC	Alex Voitenok	Since 2016	SVP, Director of Long/Short Strategies
	Brendan Bradley	Since 2016	SVP, Director of Portfolio Management

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading "Multi-Strategy Alternative Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Acadian Asset Management LLC: Acadian Asset Management LLC (Acadian), located at 260 Franklin Street, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Multi-Strategy Alternative Fund. A team of investment professionals manages the portion of the Multi-Strategy Alternative Fund's assets allocated to Acadian. Alex Voitenok, Senior Vice President and Director of Long/Short Strategies, serves as portfolio manager to the Multi-Strategy Alternative Fund. Mr. Voitenok joined Acadian in June 2012 with a primary focus of overseeing Acadian's long/short equity products. Previously, he was a senior portfolio manager at Gartmore Investment Management in London and Boston, where he focused on long/short funds while co-managing a global active book of business of US $3 billion. Alex was also the product architect behind Gartmore's next generation of quantitative models. Brendan Bradley, Senior Vice President and Director of Portfolio Management, serves as co-portfolio manager to the Fund. Mr. Bradley joined Acadian in September 2004 as a senior member of the Research and Portfolio Management teams. In 2010, he was appointed Director of Managed Volatility Strategies at Acadian, and in 2013, became Director of Portfolio Management, overseeing portfolio management policy.

Other than as set forth herein, there are no other changes to the portfolio management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1039 (6/16)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement dated June 10, 2016
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2016, as amended on
March 9, 2016, April 15, 2016 and May 3, 2016

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the fees and expenses and portfolio management of the Fund.

Restatement of Fees and Expenses of the Fund

Under the section titled "Fund Summary," under the heading entitled "Fees and Expenses," under the sub-heading entitled "Annual Fund Operating Expenses," the table is hereby deleted and replaced with the following in order to reflect the Fund's current fees and expenses:

(expenses that you pay each year as a percentage of the value of your investment)^	Class Y Shares
Management Fees		1.50%
Distribution (12b-1) Fees		None
Other Expenses
Dividends on Shorts	0.02%
Remainder of Other Expenses	0.36%
Total Other Expenses		0.38%
Acquired Funds Fees and Expenses (AFFE)†		0.67%
Total Annual Fund Operating Expenses		2.55%

^  Total Annual Fund Operating Expenses have been restated to reflect current fees and expenses.

†  AFFE is based on estimated amounts for the current fiscal year. The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

In addition, under the same heading, under the sub-heading entitled "Example," the table is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Multi-Strategy Alternative Fund—Class Y Shares	$258	$793	$1,355	$2,885

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Information About Fee Waivers," the text referring to the Multi-Strategy Alternative Fund in each of the section's two charts is hereby deleted and replaced with the following:

Fund Name—Class A Shares	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense and after commission recapture, if applicable)*
Multi-Strategy Alternative Fund	2.55%	1.41%	0.74%	0.74%

There are no further changes to the fees and expenses of the Fund.

Change in the Portfolio Management of the Fund

Under the section titled "Fund Summary," under the heading entitled "Management," in the chart under the sub-heading entitled "Sub-Adviser and Portfolio Managers," the following text is added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Acadian Asset Management LLC	Alex Voitenok	Since 2016	SVP, Director of Long/Short Strategies
	Brendan Bradley	Since 2016	SVP, Director of Portfolio Management

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading "Multi-Strategy Alternative Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Acadian Asset Management LLC: Acadian Asset Management LLC (Acadian), located at 260 Franklin Street, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Multi-Strategy Alternative Fund. A team of investment professionals manages the portion of the Multi-Strategy Alternative Fund's assets allocated to Acadian. Alex Voitenok, Senior Vice President and Director of Long/Short Strategies, serves as portfolio manager to the Multi-Strategy Alternative Fund. Mr. Voitenok joined Acadian in June 2012 with a primary focus of overseeing Acadian's long/short equity products. Previously, he was a senior portfolio manager at Gartmore Investment Management in London and Boston, where he focused on long/short funds while co-managing a global active book of business of US $3 billion. Alex was also the product architect behind Gartmore's next generation of quantitative models. Brendan Bradley, Senior Vice President and Director of Portfolio Management, serves as co-portfolio manager to the Fund. Mr. Bradley joined Acadian in September 2004 as a senior member of the Research and Portfolio Management teams. In 2010, he was appointed Director of Managed Volatility Strategies at Acadian, and in 2013, became Director of Portfolio Management, overseeing portfolio management policy.

Other than as set forth herein, there are no other changes to the portfolio management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1040 (6/16)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement Dated June 10, 2016
to the Statement of Additional Information (the "SAI") dated January 31, 2016, as amended on
March 9, 2016, April 15, 2016 and May 3, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the Fund.

Change in Portfolio Management of the Fund

Under the section titled "Investment Objectives and Policies," under the heading "Multi-Strategy Alternative Fund" the sixth paragraph is hereby deleted in its entirety and replaced with the following:

The Fund currently allocates assets to Sub-Advisers pursuant to SIMC's "manager of managers" model, and the Sub-Advisers manage a portion of the Fund's portfolio under the general supervision of SIMC. In addition, SIMC may directly manage a portion of the Fund's assets, which may include allocating assets to investments in Underlying Funds selected by SIMC.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading "The Sub-Advisers," the sub-heading entitled "Acadian Asset Management LLC" is hereby deleted and replaced with the following:

ACADIAN ASSET MANAGEMENT LLC—Acadian Asset Management LLC ("Acadian") serves as a Sub-Adviser to a portion of the assets of the Global Managed Volatility and Multi-Strategy Alternative Funds. Acadian was founded in 1986 and is a subsidiary of OMAM Affiliate Holdings LLC, which is an indirectly wholly owned subsidiary of OM Asset Management plc, a publicly listed company on the NYSE.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading "Portfolio Management," the sub-heading entitled "Acadian" is hereby deleted and replaced with the following:

Acadian

Compensation. SIMC pays Acadian a fee based on the assets under management of the Global Managed Volatility and Multi-Strategy Alternative Funds as set forth in an investment sub-advisory agreement between Acadian and SIMC. Acadian pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Global Managed Volatility and Multi-Strategy Alternative Funds. The following information relates to the period ended March 31, 2016.

Compensation structure varies among professionals, although the basic package involves a generous base salary, strong bonus potential, profit sharing potential, various fringe benefits and, among the majority of senior investment professionals and certain other key employees, equity ownership in the firm as part of the Acadian Key Employee Limited Partnership.

Compensation is highly incentive-driven, with Acadian paying up to and sometimes in excess of 100% of base pay for performance bonuses. Bonuses are tied directly to the individual's contribution and performance during the year, with members of the investment team evaluated on such factors as their contributions to the investment process, account retention, portfolio performance, asset growth and overall firm performance. Since portfolio management is a team approach, investment team members' compensation is not linked to the performance of specific accounts but rather to the individual's overall contribution to the success of the team and the firm's profitability.

Ownership of Fund Shares. As of March 31, 2016, Acadian's portfolio managers did not beneficially own any shares of the Global Managed Volatility and Multi-Strategy Alternative Funds.

Other Accounts. As of March 31, 2016, in addition to the Global Managed Volatility and Multi-Strategy Alternative Funds, the portfolio managers were responsible for day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Ryan Taliaferro	12		$5,844	79		$19,576	172		$42,265
	1	*	$1,376	11	*	$2,366	15	*	$5,020
Mark Birmingham	12		$5,844	79		$19,576	172		$42,265
	1	*	$1,376	11	*	$2,366	15	*	$5,020
Alex Voitenok	12		$5,844	79		$19,576	172		$42,265
	1	*	$1,376	11	*	$2,366	15	*	$5,020
Brendan Bradley	12		$5,844	79		$19,576	172		$42,265
	1	*	$1,376	11	*	$2,366	15	*	$5,020

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

For all equity products offered by the firm, including the subject strategies, Acadian manages a single core process that is custom-tailored to the objectives of its clients. The investment professionals shown above function as part of a core equity team of 27 portfolio managers, all of whom are responsible for working with the dedicated research team to develop and apply quantitative techniques to evaluate securities and markets and for final quality-control review of portfolios to ensure mandate compliance. The data shown for these managers reflect firm-level numbers of accounts and assets under management, segregated by investment vehicle type.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Global Managed Volatility and Multi-Strategy Alternative Funds, which may have different investment guidelines and objectives. In addition to the Global Managed Volatility and Multi-Strategy Alternative Funds, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Global Managed Volatility Fund and/or the Multi-Strategy Alternative Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Global Managed Volatility Fund and/or the Multi-Strategy Alternative Fund and the other accounts. The other accounts may have similar investment objectives or strategies to the Global Managed Volatility Fund and/or the Multi-Strategy Alternative Fund, may track the same benchmarks or indexes that the Global Managed Volatility Fund and/or the Multi-Strategy Alternative Fund tracks and may sell securities that are eligible to be held, sold or purchased by the Global Managed Volatility Fund and/or the Multi-Strategy Alternative Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Global Managed Volatility Fund and the Multi-Strategy Alternative Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Global Managed Volatility Fund and the Multi-Strategy Alternative Fund.

To address and manage these potential conflicts of interest, Acadian has adopted compliance policies and procedures to allocate investment opportunites and to ensure that each of its clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

Other than as set forth herein, there are no other changes in the portfolio management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1041 (6/16)